Options and Warrants	3 Months Ended
Mar. 31, 2012
Options and Warrants [Abstract]
Options and Warrants [Text Block]

6. Options and Warrants

Stock options

During the three months ended March 31, 2012, the Company granted 2,015,815 options to employees and consultants with exercise prices ranging from $0.30 to $0.80 per share and a term of 10 years. Of the total options granted, 74,815 options vested immediately and the balance of 1,941,000 vest over a period of 36 months. No options are exercisable until the expiration of the Lock-Up agreement on November 15, 2012.

The options were valued using the Black-Scholes-pricing model. Significant assumptions used in the valuation include the following:

Risk-free interest rate - 0.71% to 2.23%

Stock price - $0.03 to $0.80

Dividend yield - 0%

Volatility factor - 389% to 412%

Expected life (years) - 5.84 to 10 years

During the three months ended March 31, 2012, stock compensation expense recognized under amounted to $35,201 and the unamortized stock compensation expense as of March 31, 2012 was $682,485.

	Number of options	Weighted average exercise price	Weighted average remaining contractual life (years)	Intrinsic value
Outstanding at December 31, 2011	8,876,546	$0.21	9.77	$-
Granted	2,315,815	0.40	9.82
Exercised	-	-	-
Forfeited/cancelled	-	-	-
Outstanding at March 31, 2012	11,192,361	$0.25	9.58	4,867,161

Exercisable at March 31, 2012	3,980,389	$0.22	9.55	1,845,483

Warrants

The following is a summary of warrant transactions for three months ended March 31, 2012:

	Number of warrants	Weighted average exercise price	Weighted average remaining contractual life (years)	Intrinsic value
Outstanding at December 31, 2011	5,400,000	$0.45	4.86	$-
Granted	-	-	-
Exercised	-	-	-
Forfeited/cancelled	-	-	-
Outstanding at March 31, 2012	5,400,000	$0.45	4.65	1,242,000

Exercisable at March 31, 2012	5,400,000	$0.45	4.65	1,242,000